EQUITY (Details)		1 Months Ended		12 Months Ended
		Dec. 31, 2021 USD ($) Options shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) Options Vote $ / shares shares	Dec. 31, 2021 USD ($) Options shares	Feb. 28, 2022 USD ($) Options	Dec. 31, 2020 Options
EQUITY
Par value per share | $ / shares				$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares					4,336,421
Number of shares issued for acquisition | Options		1,600,499		1,228,410	1,600,499		0
Share capital	[1]	$ 0		$ 0	$ 0
Number of votes per Ordinary share | Vote				1
Preferred Shares, number of votes per Ordinary share into which such Preferred Shares could then be converted | Vote				1
Three founding airline group members
EQUITY
Number of shares issued | shares		94,988			94,988
Share capital		$ 1,952,000		$ 2,621	$ 1,952,000
Two Founding Airline Group Members
EQUITY
Number of additional shares eligible to receive | shares		118,735		261,216
Third Founding Airline Group Members
EQUITY
Number of shares issued | shares				59,367
Number of additional shares eligible to receive | shares				320,584
Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of shares issued for acquisition		158,327			158,327
Value of Preferred shares issued		$ 1,368,000		$ 1,368,000	$ 1,368,000
Preferred shares
EQUITY
Number of votes per Ordinary share | Vote				1
Dividend rate (in percentage)				6.00%
Series C Preferred shares
EQUITY
Par value per share | $ / shares				$ 0.00001
Agreement for issuance of Preferred shares (in shares) | shares			4,178,094
Preferred shares, consideration amount			$ 26,389,000
Direct expenses related to issuance			258,000
Direct expenses related to issuance, net			$ 26,131,000
Series C Preferred shares | Acquisition of interlining technology and other assets of major airline group
EQUITY
Number of shares issued for acquisition | Options		158,327			158,327
Ordinary shares
EQUITY
Par value per share | $ / shares				$ 0.00001
Number of shares issued for acquisition		143,988			143,988
Ordinary shares | 7LFreight
EQUITY
Number of shares issued for acquisition | Options		359,968			359,968
Value of Preferred shares issued		$ 2,465,000			$ 2,465,000
Ordinary shares | Clearit Customs Services, Inc
EQUITY
Number of shares issued for acquisition						959,907
Value of Preferred shares issued						$ 6,573,000

[1]	Represents an amount lower than $1.